Note 51 - Consolidated Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated statements of cash flows
Table Of Consolidated Statement Of CashFlow
Liabilities from financing activities (Millions of Euros)
	December 31, 2017	Cash flows	Non-cash changes				December 31, 2018
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Debt certificates	50,635	(1,621)	-	(1,900)	(779)	-	46,335
Subordinated debt certificates	17,443	857	-	(694)	29	-	17,635
Short-term debt	10,013	931	-	-	81	-	11,025
Other financial liabilities	8,891	1,574	-	(643)	(1,328)	-	8,495
Total	86,982	1,741	-	(3,237)	(1,997)	-	83,490

Liabilities from financing activities (Millions of Euros)
	December 31, 2016	Cash flows	Non-cash changes				December 31, 2017
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Debt certificates	59,388	(5,958)	-	-	(2,796)	-	50,635
Subordinated debt certificates	16,987	1,679	-	-	(1,223)	-	17,443
Short-term debt	11,556	(1,319)	-	-	(224)	-	10,013
Other financial liabilities	10,179	(378)	-	-	(910)	-	8,891
Total	98,111	(5,976)	-	-	(5,153)	-	86,982